Expense Example {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Investor PRO-10 - Mid Cap Portfolio - VIP Mid Cap Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847